SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2019
Segment Reporting [Abstract]
Customers Who Accounted For Over 10% of The Total Consolidated Revenues
a.	Customers who accounted for over 10% of the total consolidated revenues:

	Six months ended June 30,		Three months ended June 30,		Year ended December 31,
	2019	2018	2019	2018	2018
	Unaudited

Customer A - sales of manufactured products	17.0%	12.4%	18.1%	11.7%	12.0%

Revenues by Geographic Areas
b.	Revenues by geographic areas:

	Six months ended June 30,		Three months ended June 30,		Year ended December 31,
	2019	2018	2019	2018	2018
	Unaudited

Israel	9,144	9,980	4,756	5,043	18,940
North America	3,606	3,112	1,431	1,525	6,973
The Netherlands	1,562	1,947	596	782	3,302
Europe	605	1,065	268	598	1,997
India	1,809	1,148	545	521	2,239
Others	208	358	602	198	488

	16,934	17,610	8,198	8,667	33,939